Annual Total Returns- Vanguard Target Retirement 2035 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2035 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.24%)	15.16%	22.82%	7.24%	(1.26%)	8.26%	19.12%	(6.58%)	22.44%	14.79%